PROPERTY, PLANT AND EQUIPMENT - Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 1,717,977	$ 764,068	$ 313,342
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	315,489	88,615	154,682
Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 1,402,488	$ 675,453	$ 158,660